Depreciation and amortization (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation and amortization (Tables) [Abstract]
Amortization expenses		R$ (3,128,385)	R$ (3,348,242)	R$ (3,331,240)
Depreciation expenses	[1]	(2,737,383)	(1,460,013)	(1,237,328)
Total		R$ (5,865,768)	R$ (4,808,255)	R$ (4,568,568)

[1]	The increase in depreciation expense in 2019 refers to the adoption of IFRS 16.